Concentrations and Risks	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations and Risks
3.	Concentrations and Risks

a)	Telecommunications service provider
The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services to support its operations for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Total number of telecommunications service providers	107	116	126
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	2	3	3
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	45%	55%	55%

b)	Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are U.S. dollars and RMB, respectively. The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, time deposits, short-term and long-term investments, long-term debt and accounts payable denominated in the U.S. dollars. Most of the Group’s revenues, costs and expenses are denominated in RMB, while the long-term debt and a portion of cash and cash equivalents, time deposits, short-term and long-term investments, and accounts payable are denominated in U.S. dollars. Any significant fluctuation of RMB against U.S. dollars may materially and adversely affect the Company’s cash flows, revenues, earnings and financial positions.

c)	Credit risk
The Group’s financial instruments potentially subject to significant concentrations of credit risk primarily consist of cash and cash equivalents, time deposits, accounts receivable, and money market funds and financial products with variable interest rates referenced to performance of underlying assets issued by commercial banks and other financial institutions. As of December 31, 2020 and 2021, substantially all of the Group’s cash and cash equivalents and time deposits were held in major financial institutions located in the United States of America and China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is primarily derived from revenue earned from mobile game services (mainly relates to remittances due from payment channels and distribution channels) and advertising services. There was no individual payment channel that had receivable balance exceeding 10% of the Group’s accounts receivable balance as of December 31, 2020 and 2021. One distribution channel had receivable balance exceeding 10% of the Group’s accounts receivable balance as of December 31, 2020 and 2021, respectively, as follows:

RMB in thousands	December 31, 2020	December 31, 2021

Distribution channel A	146,907	171,680

d)	Major customers and supplying channels
No single customer represented 10% or more of the Group’s net revenues for the years ended December 31, 2019, 2020 and 2021.
The Group relied on a distribution channel to publish and generate the iOS version of its mobile games. Mobile game revenues generated through this distribution channel accounted for approximately 17%, 11% of the Group’s total net revenues for the years ended December 31, 2019 and 2020, respectively. And there is no single distribution channel of mobile games generated 10% or more of the Group’s net revenues for the years ended December 31, 2021.

e)	Mobile games
Mobile game revenues accounted for 53%, 40% and 26% of the Group’s total net revenues for the years ended December 31, 2019, 2020 and 2021, respectively.
One mobile game individually contributing more than 10% of the Group’s total net revenues for the years ended December 31, 2019, 2020 was as follows. No mobile games individually contributed more than 10% of the Group’s total net revenues for the year ended December 31, 2021.

	For the Year Ended December 31,
	2019	2020	2021
Mobile game 1	31%	11%	N/A